Long-term Debt - Long-Term Debt (Parenthetical) (Detail)	Dec. 31, 2018	Dec. 31, 2017	Jan. 28, 2016	Jan. 10, 2014	Oct. 30, 2012	Feb. 09, 2012
5 7/8% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes		5.875%				5.875%
5 7/8% Senior Subordinated Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Interest rate on senior notes		5.875%
5% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes	5.00%	5.00%			5.00%
5% Senior Subordinated Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Interest rate on senior notes	5.00%	5.00%
5 3/8% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes	5.375%	5.375%		5.375%
5 3/8% Senior Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Interest rate on senior notes	5.375%	5.375%
5 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes	5.75%	5.75%	5.75%
5 3/4% Senior Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Interest rate on senior notes	5.75%	5.75%